Inventory (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Inventory write-down	$ 153,798	$ 57,261
Amount allocated to finished goods inventory	$ 353,575